VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
So
Number
of Shares Value
COMMON STOCKS: 95.2%
Australia : 8.0%
Emerald Resources NL * † 467,181 $ 1,542,921
Evolution Mining Ltd. 175,500 1,251,057
Northern Star Resources Ltd. 234,382 3,659,947
Perseus Mining Ltd. 127,500 410,201
Predictive Discovery Ltd. * 7,639,272 2,200,325
Westgold Resources Ltd.
(CAD) 365,224 1,065,466
10,129,917
Brazil : 4.0%
Wheaton Precious Metals
Corp. (USD) 45,153 5,049,912
Underline
Canada : 62.4%
Agnico Eagle Mines Ltd.
(USD) 69,490 11,713,234
Alamos Gold, Inc. (USD) 202,383 7,055,071
Allied Gold Corp. * 35,303 616,921
Artemis Gold, Inc. * 103,400 2,711,120
Barrick Mining Corp. (USD) 132,000 4,325,640
Franco-Nevada Corp. (USD) 24,230 5,401,109
G Mining Ventures Corp. * 272,890 5,421,721
Galway Metals, Inc. * 409,776 179,610
Kinross Gold Corp. (USD) 333,676 8,291,849
Liberty Gold Corp. * 3,563,409 1,613,098
Lundin Gold, Inc. 85,800 5,559,090
OceanaGold Corp. 142,866 3,049,902
Omai Gold Mines Corp. * 2,146,352 2,082,040
OR Royalties, Inc. (USD) 130,400 5,226,432
Osisko Development Corp.
(USD) ∞ 177,000 553,927
Osisko Development Corp.
(USD) * † 32,916 111,585
Pan American Silver Corp.
(USD) 108,334 4,195,776
Skeena Resources Ltd. * 121,953 2,245,926
Snowline Gold Corp. * 246,700 1,967,644
Tectonic Metals, Inc. * 324,000 263,074
Torex Gold Resources, Inc. * 62,400 2,593,387
Troilus Gold Corp. * 1,998,900 1,824,102
Vizsla Silver Corp. (USD) * 147,000 635,040
West Point Gold Corp. * 644,500 217,658
West Red Lake Gold Mines
Ltd. * 956,200 693,944
78,548,900
Ghana : 0.5%
Galiano Gold, Inc. (CAD) * 292,744 637,360
Underline
Ivory Coast : 2.7%
Montage Gold Corp. (CAD) * 697,800 3,394,486
Underline
Number
of Shares Value
South Africa : 4.3%
Gold Fields Ltd. (ADR) 128,200 $ 5,379,272
Underline
United States : 13.3%
Anglogold Ashanti PLC 97,700 6,871,241
Newmont Corp. 103,931 8,762,423
Number
of Shares Value
United States (continued)
Royal Gold, Inc. 5,190 $ 1,041,010
16,674,674
Total Common Stocks
(Cost: $43,910,009) 119,814,521
WARRANTS: 0.2%
Canada : 0.2%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26*∞ 518,048 77,337
Osisko Development Corp.,
USD 2.05, exp. 12/15/27 88,500 129,655
West Point Gold Corp.,
CAD 0.55, exp. 06/10/27*∞ 322,250 39,042
Total Warrants
(Cost: $74,207) 246,034
EXCHANGE TRADED FUND : 3.5% (a)
United States : 3.5%
SPDR Gold MiniShares
Trust * 57,100 4,365,295
MONEY MARKET FUND : 1.3%
Invesco Treasury Portfolio -
Institutional Class 3.99%(b) 1,664,904 1,664,904
Underline
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $48,248,476) 126,090,754
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.2%
Money Market Fund: 0.2%
(Cost: $256,306)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(c) 256,306 256,306
Total Investments: 100.4%
(Cost: $48,504,782) 126,347,060
Liabilities in excess of other assets: (0.4)% (552,555)
NET ASSETS: 100.0% $ 125,794,505

VANECK VIP GLOBAL GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $243,724.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov or on the fund's webpage.
(b) Rate shown is the 7-day yield as of 09/30/25.
(c) Rate shown is the 1-day yield as of 09/30/25.